FINANCIAL INSTRUMENTS AND RELATED RISK MANAGEMENT (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Value added tax receivables	$ 52.7	$ 44.9
Working capital	188.9	202.9
Available liquidity	313.6	277.9
Available liquidity, undrawn revolving credit facility	124.6	75.0
Realised foreign exchange gains (losses) on fair value adjustments to foreign currency derivatives	0.4	0.0
MLE [Member]
Disclosure of detailed information about financial instruments [line items]
Value added tax receivables	27.5	21.6
PEM [Member]
Disclosure of detailed information about financial instruments [line items]
Value added tax receivables	29.0	17.7
Foreign currency derivatives [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets		$ 0.0
Level 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Marketable securities transferred from Level 3 to Level 1	$ 19.6